August 20, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Explorer Fund (the “Trust”)
File No. 2-27203

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 12, 2013, filed pursuant to Rule 497(e), for Vanguard Explorer Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at

(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.